Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables
Reinsurance recoverables (recorded as other current assets or other assets on the consolidated balance sheets) at December 31, 2022 and 2021 were as follows:

In millions	2022	2021
Reinsurer
Hartford Life and Accident Insurance Company	$1,549	$1,902
Lincoln Life & Annuity Company of New York	385	395
VOYA Retirement Insurance and Annuity Company	159	167
Fresenius Medical Care Reinsurance Company (Cayman) Ltd.	102	46
All Other	55	54
Total	$2,250	$2,564

Schedule of Direct, Assumed and Ceded Premiums Earned
Direct, assumed and ceded premiums earned for the years ended December 31, 2022, 2021 and 2020 were as follows:

In millions	2022	2021	2020
Direct	$85,670	$76,320	$69,711
Assumed	432	492	478
Ceded	(772)	(680)	(825)
Net premiums	$85,330	$76,132	$69,364

Schedule of Impact of Reinsurance on Benefit Costs
The impact of reinsurance on benefit costs for the years ended December 31, 2022, 2021 and 2020 were as follows:

In millions	2022	2021	2020
Direct	$71,357	$64,339	$56,077
Assumed	379	398	329
Ceded	(663)	(549)	(727)
Net benefit costs	$71,073	$64,188	$55,679